UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09523

Electric City Funds, Inc.

(Exact name of registrant as specified in charter)

1292 Gower Road

 Glenville,  NY 12302

(Address of principal executive offices)

(Zip code)

Jim Denney

1292 Gower Road
Glenville, NY 12302

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 370-0289

Date of fiscal year end: August 31

Date of reporting period: February 28, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Electric City Value Fund

SEMI-ANNUAL REPORT

(Unaudited)

February 28, 2007

ELECTRIC CITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2007 (UNAUDITED)

1292 Gower Road

Scotia, New York 12302

Phone (518) 370-0289

Toll Free (800) 453-6556

This report is provided for the general information of the shareholders of the Electric City Funds. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

To Our Shareholders:

On February 28, 2007 the Electric City Value Fund (“ECVFX”, “Electric City”, or the “Fund”) had 38 holdings in the Fund, in addition to cash and equivalents, and the unaudited net asset value was $17.29 per share. The fiscal year to date total return for the last six months was 11.56%.

Since the fund’s December 30, 1999 inception, through February 28, 2007, the fund appreciated by 75.36%. A complete list of the fund’s holdings is available for your review on the accompanying Schedule of Investments.

Thank you!

Please don’t hesitate to call us if you have any questions about your account or want to discuss the fund. Shareholder Services can be reached by calling 800-453-6556. I can be reached at 518-370-0289.

As always, thank you for your trust and confidence. We hope that in the years to come we will be able to repay you by achieving our objective of building shareholder wealth.

Regards,

James W. Denney

President and Portfolio Manager

Electric City Funds

ELECTRIC CITY VALUE FUND

Portfolio Illustration

February 28, 2007 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Utilities
3.38%
Basic Materials
12.42%
Technology
21.35%
Cash & Equivalents
9.53%
Conglomerates
2.68%
Consumer Goods
9.71%
Services
16.42%
Industrial Goods
2.80%
Financial
20.21%
Healthcare
1.50%

Electric City Value Fund

			Schedule of Investments
			February 28, 2007 (Unaudited)
Shares/Principal Amount		Market	% of Net
		Value	Assets
COMMON STOCKS
Communications Services
4,000	XM Satellite Radio Holdings, Inc.*	$ 57,440	1.55%

Electronic Connectors
5,500	Tyco International, Ltd.	169,565	4.57%

Electronic and Other Electrical Equipment (No Computer Equipment)
3,000	General Electric Co.	104,760	2.82%

Fire, Marine, and Casualty Insurance
900	Allstate Corp.	54,054
30	Berkshire Hathaway Class B *	105,690
		159,744	4.30%
Household Audio and Video Equipment
8,600	Rockford Corp.*	23,908	0.64%

Instruments For Measuring and Testing of Electricity and Electric Signals
30,008	Electric & Gas Technology, Inc.*	9,003	0.24%

Investment Advice
4,000	Amvescap Plc.	95,480
700	Value Line, Inc.	31,157
		126,637	3.41%
Miscellaneous Fabricated Textile Products
14,200	Decorator Industries, Inc.	100,252	2.70%

Motor Vechicle Parts and Accessories
3,000	Superior Industries International, Inc.	64,350	1.73%

Commercial Banks
1,800	Bank of America Corp.	91,566
1,500	Citigroup, Inc.	75,600
1,000	Community Bank System, Inc.	21,390
3,000	Partners Trust Financial Group, Inc.	34,020
470	Toronto Dominion Bank	28,106
		250,682	6.75%
Natural Gas Transmission
1,755	National Grid Plc.	131,765	3.55%

Paperboard Mills
10,550	Mod-Pac Corp.*	117,949	3.18%

Petroleum Refining
600	Marathon Oil Corp.	54,444	1.47%

Pharmaceutical Preparations
2,500	Schering-Plough Corp.	58,700	1.58%

Plastics Material Synthetic Resins, and Nonvulcanizable Elastomers
17,900	Landec Corp.*	239,502	6.45%

* Non-income producing security
Electric City Value Fund

			Schedule of Investments
			February 28, 2007 (Unaudited)
Shares/Principal Amount		Market	% of Net
		Value	Assets
COMMON STOCKS
Primary Smelting and Refining of Nonferrous Metals
1,000	Phelps Dodge Corp.	$ 124,910	3.37%

Real Estate
3,000	Tejon Ranch Co.*	142,470	3.84%

Retail - Catalog and Mail Order Houses
22,500	Varsity Group, Inc.*	41,400	1.12%

Retail - Eating Places
1,500	McDonalds Corp.*	65,580	1.77%

Retail - Lumber and Other Building Materials Dealers
2,500	Home Depot, Inc.	99,000	2.67%

Savings Institutions, Federally Chartered
1,800	Washington Mutual, Inc.	77,544	2.09%

Services - Business Services, NEC
10,000	Onvia, Inc.*	70,200
272,400	Stockgroup Information System, Inc.*	185,232
		255,432	6.88%
Services - Personal Services
3,200	Steiner Leisure, Ltd.*	144,672	3.90%

Services - Prepackaged Software
6,500	Microsoft Corp.	183,105
11,276	Versant Corp.*	205,110
		388,215	10.46%
State Commercial Banks
980	TD Banknorth, Inc.	31,468	0.85%

Telephone and Telegraph Apparatus
8,000	Plantronics, Inc.	163,680	4.41%

Watches, Clocks, Clockwork Operated Devices and Parts
2,200	Movado Group, Inc.	64,922	1.75%

Water Transportation
1,800	Alexander & Baldwin, Inc.	88,956	2.40%

Wholesale - Checmicals and Allied Products
1,000	Ashland, Inc.	65,580	1.77%

Women's, Misses' and Juniors' Outerware
2,400	Liz Claiborne, Inc.	108,000	2.90%

Total for Common Stock (Cost $2,424,757)		3,530,530	95.13%

CASH AND EQUIVALENTS
371,998	Fidelity Money Market Portfolio Select Class 5.16% (Cost $371,998) (a)	371,998	10.02%

	Total Investments (Cost $2,796,755)	3,902,528	105.15%

	Liabilities In Excess Of Other Assets	(191,297)	(5.15)%

	Net Assets	$ 3,711,231	100.00%

* Non-income producing security during the period
(a) Variable rate security: the coupon rate shown represents the yield at February 28, 2007.

Electric City Value Fund

Statement of Assets and Liabilities
February 28, 2007 (Unaudited)

Assets
Investment Securities at Market Value	$ 3,902,528
(Cost $2,796,755)
Receivables:
Dividends and Interest	5,085
Total Assets	3,907,613
Liabilities
Advisory Fees	2,757
Administrative Fees	2,903
Payable for Securities Purchased	190,722
Total Liabilities	196,382
Net Assets	$ 3,711,231
Net Assets Consist of:
Capital Paid In	$ 2,614,062
Accumulated Undistributed Net Investment Income	(823)
Accumulated Undistributed Realized Loss on Investments - Net	(7,781)
Unrealized Appreciation in Value of Investments Based on Cost - Net	1,105,773
Net Assets for 214,623 Shares Outstanding (100,000,000 authorized,
.0001 Par Value)	$ 3,711,231
Net Asset Value Offering Price and Redemption Price Per Share
(3,711,231/214,623 shares)	$ 17.29

Electric City Value Fund

Statement of Operations
For the six months ended February 28, 2007 (Unaudited)

Investment Income:
Dividends	$ 31,962
Interest	13,092
Total Investment Income	45,054
Expenses:
Advisory Fees	16,788
Administrative Fees	17,672
Total Expenses	34,460

Net Investment Income	10,594

Realized and Unrealized Gain (Loss) from Investments:
Realized Loss from Investments	(84,978)
Unrealized Appreciation on Investments	462,416
Net Realized and Unrealized Gain (Loss) on Investments	377,438

Net Increase in Net Assets resulting from Operations	$ 388,032

Electric City Value Fund

Statements of Changes in Net Assets	(Unaudited)
	For the six	For the year
	months ended	ended
	February 28, 2007	August 31, 2006
Increase in Net Assets
From Operations:
Net Investment Income	$ 10,594	$ 5,357
Net Realized Gain/(Loss) from Investments	(84,978)	92,623
Unrealized Appreciation (Depreciation) on Investments	462,416	(32,870)
Net Increase in Net Assets Resulting from Operations	388,032	65,110

Distributions to Shareholders:
Net Investment Income	(16,774)	0
Realized Gains	0	0
Total From Distributions	(16,774)	0

Capital Share Transactions (Note 6)	(119,105)	(110,809)

Total Increase (Decrease)	252,153	(45,699)

Net Assets at Beginning of Period	3,459,078	3,504,777

Net Assets at End of Period	$ 3,711,231	$ 3,459,078

Electric City Value Fund

Financial Highlights
Selected data for a share of capital stock outstanding throughout the period:

	(Unaudited)
	9/1/2006
	to
	2/28/2007	2006	2005	2004	2003
Net Asset Value -
Beginning of Period	$15.57	$15.24	$13.57	$12.08	$11.09
Income from Investment Operations:
Net Investment Income (Loss)*	0.05	0.02	(0.03)	(0.01)	(0.04)
Net Gains on Securities
(realized and unrealized)	1.75	0.31	1.77	1.50	1.03
Total from Investment Operations	1.80	0.33	1.74	1.49	0.99
Distributions
Return of capital	0.00	0.00	(0.01)	0.00	0.00
Net investment income	(0.08)	0.00	0.00	0.00	0.00
Realized capital gains	0.00	0.00	(0.06)	0.00	0.00
Total from Distributions	(0.08)	0.00	(0.07)	0.00	0.00
Net Asset Value -
End of Period	$17.29	$15.57	$15.24	$13.57	$12.08

Total Return (a)	11.56%	2.17%	12.80%	12.33%	8.93%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 3,711	$ 3,459	$ 3,505	$ 2,503	$ 1,994

Ratio of Expenses to Average Net Assets	1.95%	1.95%	1.95%	1.95%	1.85%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.60%	0.16%	-0.19%	-0.05%	-0.37%
Portfolio Turnover Rate	9.84%	10.79%	23.02%	10.11%	59.45%

(a) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions and do not assume the effects of any sales charge.
* Per share amounts were calculated using the average shares method.

ELECTRIC CITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2007 (UNAUDITED)

1.) ORGANIZATION:

Electric City Funds, Inc. (the “Company”) is a diversified, open-end management investment company. The Company was organized in Maryland as a Corporation and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  At present, there is one series authorized by the Company, the Electric City Value Fund (the “Fund”).

The Fund commenced investment operations on December 30, 1999.  The Fund's primary investment objective is to build shareholder wealth by maximizing the total return of the Fund’s portfolio.  Total return is derived by combining the total changes in the principal value of all the Fund’s investments with the total dividends and interest paid to the Fund.

2.) SIGNIFICANT ACCOUNTING POLICIES:

SECURITY VALUATION:

The Fund intends to invest in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.  Factors that are considered when determining fair value include:

General Factors to be considered by the adviser in determining a valuation method for a               particular security shall include but not be limited to

(a.)

the fundamental analytical data relating to the investment;

(b.)

the nature and durations of restrictions (if any) on the disposition of the security, and;

(c.)

an evaluation of the forces which influence the market in which the security is purchased and sold

Specific factors to be considered by the Adviser in determining a valuation method for a particular security shall include:

(d.)

type of security

(e.)

financial statements of the issuer of the security

(f.)

cost at date of purchase

(g.)

size of holdings in the security

(h.)

discount from market value of unrestricted securities of the same general type as the subject security at the time of purchase and at time of valuation

(i.)

special reports relating to the security prepared by analysts

(j.)

information relating to transactions and/or offerings with respect to the security

(k.)

existence of merger proposals or tender offers affecting the security

(l.)

extent and price of public trading in similar securities of the issuer or comparable companies, and

(m.)

any other reasonably ascertainable relevant matters.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Directors.  Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using

ELECTRIC CITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS - CONTINUED

FEBRUARY 28, 2007 (UNAUDITED)

the amortized cost method of valuation, which the Board has determined will represent fair value.

FEDERAL INCOME TAXES:

The Fund’s policy is to continue to qualify each year as a “regulated investment company” under Sub Chapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders; therefore, no federal income tax provision is required.

USE OF ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

OPTION WRITING:

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting the closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund did not write any options during the year.

DISTRIBUTION TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  To the extent that book/tax differences are permanent, they are reclassed to capital paid in or net short term capital gains in the period in which the difference arises. The reclassification had no effect on net assets.

OTHER:

Security transactions are recorded on the trade dates.  Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the fund’s understanding of applicable country’s tax rates and rules.

3.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory and administration agreement with Mohawk Asset Management, Inc. (the “Adviser”).  The Fund is authorized to pay the Adviser a fee equal to an annual rate of 0.95% of the average daily net assets of the Fund for investment advisory services and a fee equal to an annual rate of 1.0% of the average daily net assets of the Fund for administrative fees.  Mohawk Asset Management, Inc. has agreed to be responsible for payment of all operating expenses of the Fund except for taxes, interest, litigation expenses and any other extraordinary expenses.

As a result of the above calculation, for the six months ending February 28, 2007, the Adviser earned management fees totaling $16,878 and administrative fees totaling $17,767 for services provided to the Electric City Value Fund. As of February 28, 2007, the Fund owed $5,660 to Mohawk Asset Management, Inc.

ELECTRIC CITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS - CONTINUED

FEBRUARY 28, 2007 (UNAUDITED)

4.)  DISTRIBUTION PLANS

As noted on the Funds’ Prospectus, the Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act.  The Fund’s plan provides that the Fund pay a servicing or Rule 12b-1 fee of .25% of the average net assets to the adviser for performing certain servicing functions for Fund’s shareholders and to cover fees paid to broker-dealers for sales and promotional services.  After January 6, 2005 the plan was authorized but not implemented.

5.)

RELATED PARTY TRANSACTIONS

A control person of Mohawk Asset Management, Inc. also serves as director of the Fund and Chief Compliance Officer.  This individual receives benefits from the Adviser resulting from the advisory and administration fees paid to the Adviser of the Fund.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of February 28, 2007 National Investors Services Corp. held for the benefit of others, in aggregate, approximately 84% of the Fund.

6.)

CAPITAL STOCK AND DISTRIBUTION

At February 28, 2007 the Company was authorized to issue 100,000,000 shares of capital stock ($.0001 par value). The Company has classified and registered for sale up to 25,000,000 shares of the Fund. Paid in capital at February 28, 2007 was $2,597,288 for the Fund.

7.)

INVESTMENTS TRANSACTIONS

For the six months ending February 28, 2007 purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $698,400 and $303,310 respectively.  Purchases and sales of US Government obligations aggregated to $0 and $0, respectively.  For federal income tax purposes, the cost of investments owned at February 28, 2007 was $2,796,755.

As of February 28, 2007, the gross unrealized appreciation (excess of value over tax costs) for all securities totaled $1,205,156 and the gross unrealized depreciation (the excess of tax cost over value) for all securities totaled $99,383 for a net unrealized appreciation of $1,105,773.

8.)

DISTRIBUTABLE EARNINGS

As of February 28, 2007 the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)

$        (823)

Undistributed long-term capital gain/(accumulated losses)

       (7,781)

Unrealized appreciation/(depreciation)

   1,105,773

 $1,097,169

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of wash sales.

ELECTRIC CITY VALUE FUND

FEBRUARY 28, 2007 (UNAUDITED)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies for the period ended June 30, 2006, are available without charge upon request by (1) by calling the Fund at 1-800-453-6556 or visiting our website at www.mutualss.com and on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ELECTRIC CITY VALUE FUND

EXPENSE EXAMPLE

FEBRUARY 28, 2007 (UNAUDITED)

As a shareholder of the Electric City Funds, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2006 through February 28, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Electric City Value Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2006	February 28, 2007	September 1, 2006 to February 28, 2007

Actual	$1,000.00	$1,156.27	$10.43
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.12	$9.74
* Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Directors and Officers (Unaudited)

The business and affairs of the Funds are managed under the direction of the Fund's Board of Directors. Information pertaining to the directors and officers of the Fund are set forth below. The Fund's Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling toll free 1-800-453-6556.

Name,Address,Age[1]	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen by Director	Other Directorships Held by Director[2]
James W. Denney Age: 41	Interested Director[3], President, Chairman	Indefinite, Since December, 1999	President of Mohawk Asset Management, Inc., a registered investment adviser. Chairman, President and Portfolio of the Company since its inception in December, 1999.	1	Bertolet Capital Trust
Patrick M. DiCesare Age: 62	Independent Director	Indefinite, Since January, 2004.	Independent Consultant since January, 2004. Formerly Principal, DiCesare, Spataro & Associates, Burnt Hills, NY, a property and casualty insurance agency.	1	None
Edward A. Sorenson Age: 54	Independent Director	Indefinite, Since September, 2004.	Currently Executive Vice President, Program Risk Management, Inc and PRM Claim Services, Inc, since 2001.	1	None

1 Each director may be contacted by writing to the director, c/o Electric City Funds, 1292 Gower Road, Scotia, NY 12302.

2 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e.,"public companies") or other investment companies registered under the 1940 Act.

3 Mr. Denney is an officer of Mohawk Asset Management, Inc. and is considered to be an “interested person” of the Fund and “Interested Person” within the meaning of the Investment Company Act of 1940.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

The Company has adopted internal control and disclosure procedures reasonably designed to ensure that material information relating to the Company’s financial reports, including its consolidated subsidiaries, is made known to the Company’s President, Treasurer, and officers performing similar functions, particularly during the time the reports are being made, and that such information is created, accumulated, compiled and presented accurately, honestly, and completely.

The President and Treasurer have evaluated the procedures within ninety days of this report and found them to be adequate to provide reasonable assurance that the financial statements are accurate, honest and complete.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH. Not applicable.

(a)(2)

EX-99.CERT”.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Electric City Funds, Inc.

By /s/ James W. Denney

* James W. Denney

President and Treasurer

Date May 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James W. Denney

* James W. Denney

President and Treasurer

Date May 9, 2007

* Print the name and title of each signing officer under his or her signature.